Note 9 - Capital Stock	6 Months Ended
Feb. 28, 2015
Notes
Note 9 - Capital Stock

Note 9 – Capital Stock

The Company engaged in the following stock transactions for the period beginning after August 31, 2013:

On August 16, 2013, the Company issued 151,515 shares of common stock for $19,956 at $0.132 per share pursuant to a convertible note.

On September 16, 2013, the Company issued 110,375 shares of common stock for $10,000 at $0.0906 per share pursuant to a convertible note.

On October 1, 2013, the Company issued 200,000 shares of common stock for $13,600 at $0.06800 per share pursuant to a convertible note.

On October 9, 2013, the Company issued 500,000 shares of common stock for $28,000 at $0.0560 per share pursuant to a convertible note.

Some of the following disclosures are net of wire fees and expenses.

On October 16, 2013, the Company issued 555,720 shares of common stock for $74,915 at $0.16870 per share pursuant to an Equity Purchase Agreement to repay loan, interest and fees.

On November 6, 2013, the Company issued 250,000 shares of common stock for $26,355 at $0.1056 per share pursuant to an Equity Purchase Agreement.

On November 11, 2013, the Company issued 300,000 shares of common stock for $30,819 at $0.10288 per share pursuant to an Equity Purchase Agreement.

On November 14, 2013, the Company issued 300,000 shares of common stock for $20,160 at $0.0672 per share pursuant to a convertible note.

On November 18, 2013, the Company issued 300,000 shares of common stock for $32,091 at $0.1071 per share pursuant to an Equity Purchase Agreement.

On December 2, 2013, the Company issued 290,000 shares of common stock for $19,314 at $0.06660 per share pursuant to a convertible note.

On December 2, 2013, the Company issued 300,000 shares of common stock for $29,619 at $0.09888 per share pursuant to an Equity Purchase Agreement.

On December 9, 2013, the Company issued 300,000 shares of common stock for $28,707 at $0.09584 per share pursuant to an Equity Purchase Agreement.

On January 6, 2014, the Company issued 300,000 shares of common stock for $18,180 at $0.06060 per share pursuant to a convertible note.

On January 9, 2014, the Company issued 332,742 shares of common stock for $29,955 at $0.0902 per share pursuant to an Equity Purchase Agreement.

On January 21, 2014, the Company issued 349,097 shares of common stock for $29,955 at $0.0857 per share pursuant to an Equity Purchase Agreement.

On January 29, 2014, the Company issued 310,000 shares of common stock for $15,066 at $0.0486 per share pursuant to a convertible note.

On February 14, 2014, the Company issued 500,741 shares of common stock for $24,336 at $0.0486 per share pursuant to a convertible note.

On March 3, 2014, the Company issued 330,235 shares of common stock for $26,980 at $0.08176 per share pursuant to an Equity Purchase Agreement.

On March 28, 2014, the Company issued 577,741 shares of common stock for $49,980 at $0.0900 per share pursuant to an Equity Purchase Agreement.

On April 1, 2014, the Company issued 371,645 shares of common stock for $34,980 at $0.0942 per share pursuant to an Equity Purchase Agreement.

On April 9, 2014, the Company issued 400,000 shares of common stock for $37,996 at $0.0950 per share pursuant to an Equity Purchase Agreement.

On April 15, 2014, the Company issued 352,936 shares of common stock for $34,954 at $0.0992 per share pursuant to an Equity Purchase Agreement.

On April 24, 2014, the Company issued 320,000 shares of common stock for $32,277 at $0.1010 per share pursuant to an Equity Purchase Agreement.

On May 7, 2014, the Company issued 310,000 shares of common stock for $27,280 at $0.0880 per share pursuant to an Equity Purchase Agreement.

On May 23, 2014, the Company issued 310,000 shares of common stock for $25,567 at $0.0826 per share pursuant to an Equity Purchase Agreement.

On June 9, 2014, the Company issued 300,000 shares of common stock for $20,229 at $0.06758 per share pursuant to an Equity Purchase Agreement.

On June 23, 2014, the Company issued 323,950 shares of common stock for $19,956 at $0.06174 per share pursuant to an Equity Purchase Agreement.

On May 30, 2014, the Company issued 500,000 shares of common stock for $0.05 per share for consulting services of $25,000.

On July 7, 2014, the Company entered into a private placement agreement that involved issuing 5,000,000 units of securities at $0.05 per unit for a total amount of cash of $250,000. Each unit consisted of one (1) share of common stock, par value $0.0001 per share and one (1) common stock purchase warrants for a total of 5,000,000 warrants with an exercise price of $0.30 each expiring January 31, 2016.

On January 7, 2015, the Company issued 698,324 shares of common stock for $30,000 at $0.04296 per share pursuant to a convertible note.

On January 29, 2015, the Company issued 476,190 shares of common stock for $20,000 at $0.042 per share pursuant to a convertible note.

On February 11, 2015, the Company issued 714,286 shares of common stock for $30,000 at $0.042 per share pursuant to a convertible note.

On February 24, 2015, the Company issued 476,190 shares of common stock for $20,000 at $0.042 per share pursuant to a convertible note.

For the year ended August 31, 2014, the Company recognized two equity transactions in warrants which hada totalBlack-Scholes value of $27,449.

Note 10 – Warrants

A private placement of 400,000 units of securities consisted of one (1) share of common stock, par value $0.0001 per share and two (2) common stock purchase warrants with an exercise price of $0.40 and expiring July 31, 2015.

During the fiscal year ended August 31, 2014, the Company entered into four private placement agreements for total cash proceeds of $250,000.  The private placements of 5,000,000 units consist of one (1) share of common stock, par value $0.0001 per share and one (1) common stock purchase warrant with an exercise price of $0.30 and expiring January 31, 2016.  The Company also issued 1,000,000 warrants to an investor in consideration of a loan for $50,000.  These warrants had an exercise price of $0.18 and expired on March 20, 2015.

During the three months ended February 28, 2015, the Company did not issue any additional warrants or other convertible securities.

The following table is a summary of information about the outstanding stock warrants as of February 28, 2015:

Shares Underlying \Warrants Outstanding	Weighted Average Remaining Contractual Life	Weighted Average	Exercise Price
$0.40 $0.30 $0.18	800,000 Shares \ 800,000 Warrants 5,000,000 Shares \5,000,000 Warrants 1,000,000 Warrants	5.0months 11.1.months 7.0 months	$0.40 $0.30 $0.18

The following table is a summary of activity of outstanding stock warrants for the three months ended February 28, 2015:Activity	Number of Warrants	Weighted Average Exercise Price
Balance, August 31, 2014	6,800,000	$0.29
Warrants expired	-	-
Warrants cancelled	-	-
Warrants Granted	-	-
Warrants exercised	-	-
Balance, February 28, 2015	6,800,000	$0.29